Investment Risks - YieldMax(R) Ultra Option Income Strategy ETF	Dec. 08, 2025
Hedging Strategy Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Hedging Strategy Risks. The Fund’s hedging techniques may not be effective in all scenarios and may not fully offset losses from the Fund’s options premium generations strategy. Futures, options, and Underlying ETFs used by the Fund to seek to mitigate market volatility risks may not perform as intended. There can be no assurance that the Fund’s hedging strategy will be effective. It may expose the Fund to losses to which it would not have otherwise been exposed if did not employ hedging.

Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. As part of the Fund’s principal investment strategy, the Fund may employe options strategies that provide the economic effect of financial leverage by creating additional investment exposure to the Underlying Security(ies), as well as the potential for greater loss. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.